SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jan. 01, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Retained earnings	$ (94,054)	$ (60,067)
Other assets	$ 13,541	$ 12,210
Number of operating segments | segment	1
Number of Reportable Segments | segment	1
ASU 2014-09 | Adoption of new accounting standard
Disaggregation of Revenue [Line Items]
Retained earnings				$ 285
Other assets				$ 285
Customer one | Total revenues | Customer concentration risk
Disaggregation of Revenue [Line Items]
Percentage of total revenue	3.00%	5.00%	15.00%